Segment Information (Tables)	1 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of Segment Reporting Information by Segment	When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

March 31, 2026
Deferred offering costs	$908,297

For the Period from March 10, 2026 (Inception) through March 31, 2026
Formation, general and administrative costs	$18,856